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THE GUARDIAN LIFE INSURANCE
  COMPANY OF AMERICA
7 Hanover Square
New York, New York 10004

May 3, 2001

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington D.C. 20549

FILE NUMBER:    2-74905 and 811-3324
REGISTRANT:     The Guardian Cash Fund, Inc.

Re: Rule 497(j) Filing

Commissioners:

In lieu of filing under paragraph (c) of Section 497, the undersigned hereby certifies that:

(1) The form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of this section would not have differed from that contained in the most recent post-effective amendment to the registration statement on form N-1A filed by the registrant, and

(2) The text of the most recent post-effective amendment to the registration statement filed on form N-1A has been filed electronically.

Sincerely,

      /s/ Lori E. Bostrom
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         Lori Bostrom
         Senior Counsel